Interest expense and other financial income & expense - Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest expense on financial debts	$ (165)	$ (162)	$ (110)
Interest expense from discounting long-term liabilities	(8)	(10)	(9)
Interest expense on lease liabilities	(19)	(17)	(15)
Total interest expense	$ (192)	$ (189)	$ (134)